PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	June 30, 2023	September 30, 2022

Oil and natural gas properties, at cost	$10,473,886	$8,029,234
Construction in progress	-	460,306
Less: accumulated depletion	(267,941)	(184,658)
Oil and natural gas properties, net	10,205,945	8,304,882
Other property and equipment, at cost	205,315	127,542
Less: accumulated depreciation	(42,824)	(5,648)
Other property and equipment, net	162,491	121,894
Property and equipment, net	$10,368,436	$8,426,776

Depletion and depreciation expense was $120,459 and $161,988 for the nine month periods ended June 30, 2023 and June 30, 2022, respectively. Depletion and depreciation expense for the three month periods ended June 30, 2023 and June 30, 2022 was $37,286 and $73,093, respectively.

6. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30, 2022	September 30, 2021

Oil and natural gas properties, at cost	$8,029,234	$6,723,778
Construction in progress	460,306	-
Less: accumulated depletion	(184,658)	(84,803)
Oil and natural gas properties, net	8,304,882	6,638,975
Other property and equipment, at cost	127,542	-
Less: accumulated depreciation	(5,648)	-
Other property and equipment, net	121,894	-
Property and equipment, net	$8,426,776	$6,638,975

Depletion and depreciation expense was $105,503 and $60,479 for the years ended September 30, 2022 and September 30, 2021, respectively.